Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2016		Dec. 31, 2015
Current Assets
Cash and Cash Equivalents		$ 210.5		$ 176.4
Other Temporary Investments		331.7		386.8
Accounts Receivable:
Customers		705.1		615.9
Accrued Unbilled Revenues		158.7		31.2
Pledged Accounts Receivable - AEP Credit		972.7		940.3
Miscellaneous		118.1		82.1
Allowance for Uncollectible Accounts		(37.9)		(29.0)
Total Accounts Receivable		1,916.7		1,640.5
Fuel		423.8		600.8
Materials and Supplies		543.5		738.6
Risk Management Assets – Nonaffiliated		94.5		134.4
Regulatory Asset for Under-Recovered Fuel Costs		156.6		115.2
Margin Deposits		79.9		107.3
Assets Held for Sale		1,951.2		0.0
Prepayments and Other Current Assets		325.5		172.4
TOTAL CURRENT ASSETS		6,033.9		4,072.4
Property, Plant and Equipment
Generation		19,848.9		25,559.8
Transmission		16,658.7		14,247.9
Distribution		18,900.8		18,046.9
Other Property, Plant and Equipment		3,444.3		3,722.9
Construction Work in Progress		3,183.9		3,903.9
Total Property, Plant and Equipment		62,036.6		65,481.4
Accumulated Depreciation and Amortization		16,397.3		19,348.2
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		45,639.3	[1]	46,133.2
Other Noncurrent Assets
Regulatory Assets		5,625.5		5,140.3
Securitized Assets		1,486.1		1,749.9
Spent Nuclear Fuel and Decommissioning Trusts		2,256.2		2,106.4
Goodwill		52.5		52.5
Long-term Risk Management Assets		289.1		321.8
Deferred Charges and Other Noncurrent Assets		2,085.1		2,106.6
TOTAL OTHER NONCURRENT ASSETS		11,794.5		11,477.5
TOTAL ASSETS		63,467.7		61,683.1
Current Liabilities
Accounts Payable		1,688.5		1,418.0
Short-term Debt:
Securitized Debt for Receivables - AEP Credit	[2]	673.0		675.0
Other Short-term Debt		1,040.0		125.0
Total Short-term Debt		1,713.0		800.0
Long-term Debt Due Within One Year		2,878.0		1,831.8
Risk Management Liabilities		53.4		87.1
Customer Deposits		343.2		346.6
Accrued Taxes		1,048.0		979.1
Accrued Interest		227.2		226.9
Obligations Under Capital Leases		63.4		96.2
Regulatory Liability for Over-Recovered Fuel Costs		8.0		113.9
Liabilities Held for Sale		235.9		0.0
Other Current Liabilities		1,302.8		1,305.1
TOTAL CURRENT LIABILITIES		9,498.0		7,108.5
Noncurrent Liabilities
Long-term Debt		17,378.4		17,740.9
Long-term Debt - Affiliated		0.0		0.0
Long-term Risk Management Liabilities		316.2		179.1
Deferred Income Taxes		11,884.4		11,733.2
Regulatory Liabilities and Deferred Investment Tax Credits		3,751.3		3,736.1
Asset Retirement Obligations		1,830.6		1,806.5
Employee Benefits and Pension Obligations		614.1		583.3
Obligations Under Capital Leases		242.1		247.3
Deferred Credits and Other Noncurrent Liabilities		774.6		890.6
TOTAL NONCURRENT LIABILITIES		36,549.6		36,669.7
TOTAL LIABILITIES		46,047.6		43,778.2
Rate Matters
Commitments and Contingencies
Equity
Common Stock		3,328.3		3,324.0
Paid-in Capital		6,332.6		6,296.5
Retained Earnings		7,892.4		8,398.3
Accumulated Other Comprehensive Income (Loss)		(156.3)		(127.1)
TOTAL COMMON SHAREHOLDER'S EQUITY		17,397.0		17,891.7
Noncontrolling Interests		23.1		13.2
TOTAL EQUITY		17,420.1		17,904.9
TOTAL LIABILITIES AND EQUITY		63,467.7		61,683.1
Appalachian Power Co [Member]
Current Assets
Cash and Cash Equivalents		2.7		2.8
Restricted Cash for Securitized Funding		15.8		14.8
Advances to Affiliates		24.1		25.6
Accounts Receivable:
Customers		131.4		120.9
Affiliated Companies		54.4		51.2
Accrued Unbilled Revenues		52.7		17.9
Miscellaneous		0.9		2.2
Allowance for Uncollectible Accounts		(3.5)		(4.3)
Total Accounts Receivable		235.9		187.9
Fuel		112.0		119.3
Materials and Supplies		98.8		127.0
Risk Management Assets – Nonaffiliated		2.6		14.7
Risk Management Assets - Affiliated		0.0		0.9
Accrued Tax Benefits		4.2		30.6
Regulatory Asset for Under-Recovered Fuel Costs		68.4		86.9
Margin Deposits		17.5		7.9
Prepayments and Other Current Assets		9.7		9.5
TOTAL CURRENT ASSETS		591.7		627.9
Property, Plant and Equipment
Generation		6,332.8		6,200.8
Transmission		2,796.9		2,408.1
Distribution		3,569.1		3,402.5
Other Property, Plant and Equipment		373.5		345.5
Construction Work in Progress		390.3		475.1
Total Property, Plant and Equipment		13,462.6		12,832.0
Accumulated Depreciation and Amortization		3,636.8		3,407.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		9,825.8		9,424.4
Other Noncurrent Assets
Regulatory Assets		1,121.1		1,154.2
Securitized Assets		305.3		328.0
Long-term Risk Management Assets		0.0		0.1
Deferred Charges and Other Noncurrent Assets		133.3		113.7
TOTAL OTHER NONCURRENT ASSETS		1,559.7		1,596.0
TOTAL ASSETS		11,977.2		11,648.3
Current Liabilities
Advances from Affiliates		79.6		181.0
Accounts Payable		253.7		196.5
Affiliated Companies		82.6		67.7
Short-term Debt:
Long-term Debt Due Within One Year		503.1		318.0
Risk Management Liabilities		0.3		4.8
Customer Deposits		83.1		83.9
Accrued Taxes		107.6		79.5
Obligations Under Capital Leases		6.8		6.3
Other Current Liabilities		170.1		194.0
TOTAL CURRENT LIABILITIES		1,280.1		1,125.4
Noncurrent Liabilities
Long-term Debt		3,530.8		3,612.7
Long-term Risk Management Liabilities		0.9		0.1
Deferred Income Taxes		2,672.3		2,527.0
Regulatory Liabilities and Deferred Investment Tax Credits		627.8		637.1
Asset Retirement Obligations		108.8		98.9
Employee Benefits and Pension Obligations		108.5		114.4
Obligations Under Capital Leases		38.2		39.1
Deferred Credits and Other Noncurrent Liabilities		64.5		57.7
TOTAL NONCURRENT LIABILITIES		7,113.6		7,047.9
TOTAL LIABILITIES		8,393.7		8,173.3
Rate Matters
Commitments and Contingencies
Equity
Common Stock		260.4		260.4
Paid-in Capital		1,828.7		1,828.7
Retained Earnings		1,502.8		1,388.7
Accumulated Other Comprehensive Income (Loss)		(8.4)		(2.8)
TOTAL EQUITY		3,583.5		3,475.0
TOTAL LIABILITIES AND EQUITY		11,977.2		11,648.3
Indiana Michigan Power Co [Member]
Current Assets
Cash and Cash Equivalents		1.2		1.1
Advances to Affiliates		12.5		11.7
Accounts Receivable:
Customers		60.2		43.9
Affiliated Companies		51.0		68.7
Accrued Unbilled Revenues		1.5		0.1
Miscellaneous		0.7		2.6
Allowance for Uncollectible Accounts		0.0		(0.1)
Total Accounts Receivable		113.4		115.2
Fuel		32.3		46.5
Materials and Supplies		150.8		185.9
Risk Management Assets – Nonaffiliated		3.5		10.6
Risk Management Assets - Affiliated		0.0		1.7
Accrued Tax Benefits		37.7		40.5
Regulatory Asset for Under-Recovered Fuel Costs		26.1		11.6
Accrued Reimbursement of Spent Nuclear Fuel Costs		22.1		6.0
Prepayments and Other Current Assets		19.9		24.5
TOTAL CURRENT ASSETS		419.5		455.3
Property, Plant and Equipment
Generation		4,056.1		3,841.7
Transmission		1,472.8		1,406.9
Distribution		1,899.3		1,790.8
Other Property, Plant and Equipment		550.2		662.3
Construction Work in Progress		654.2		519.8
Total Property, Plant and Equipment		8,632.6		8,221.5
Accumulated Depreciation and Amortization		3,005.1		3,018.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		5,627.5		5,203.5
Other Noncurrent Assets
Regulatory Assets		916.6		804.3
Spent Nuclear Fuel and Decommissioning Trusts		2,256.2		2,106.4
Deferred Charges and Other Noncurrent Assets		121.5		140.9
TOTAL OTHER NONCURRENT ASSETS		3,294.3		3,051.6
TOTAL ASSETS		9,341.3		8,710.4
Current Liabilities
Advances from Affiliates		215.2		294.3
Accounts Payable		179.0		201.0
Affiliated Companies		75.6		61.8
Short-term Debt:
Long-term Debt Due Within One Year		209.3		162.9
Risk Management Liabilities		0.3		6.3
Customer Deposits		34.3		35.7
Accrued Taxes		77.2		74.2
Accrued Interest		31.7		26.2
Obligations Under Capital Leases		9.4		32.8
Regulatory Liability for Over-Recovered Fuel Costs		0.0		0.3
Other Current Liabilities		123.4		142.1
TOTAL CURRENT LIABILITIES		955.4		1,037.3
Noncurrent Liabilities
Long-term Debt		2,262.1		1,837.1
Long-term Risk Management Liabilities		0.8		1.6
Deferred Income Taxes		1,527.4		1,361.5
Regulatory Liabilities and Deferred Investment Tax Credits		1,065.5		1,076.2
Asset Retirement Obligations		1,257.9		1,240.9
Obligations Under Capital Leases		35.3		30.2
Deferred Credits and Other Noncurrent Liabilities		120.4		119.4
TOTAL NONCURRENT LIABILITIES		6,234.1		5,636.7
TOTAL LIABILITIES		7,189.5		6,674.0
Rate Matters
Commitments and Contingencies
Equity
Common Stock		56.6		56.6
Paid-in Capital		980.9		980.9
Retained Earnings		1,130.5		1,015.6
Accumulated Other Comprehensive Income (Loss)		(16.2)		(16.7)
TOTAL EQUITY		2,151.8		2,036.4
TOTAL LIABILITIES AND EQUITY		9,341.3		8,710.4
Ohio Power Co [Member]
Current Assets
Cash and Cash Equivalents		3.1		3.1
Restricted Cash for Securitized Funding		27.2		27.7
Advances to Affiliates		24.2		331.1
Accounts Receivable:
Customers		51.1		46.4
Affiliated Companies		66.3		64.3
Accrued Unbilled Revenues		21.0		1.4
Miscellaneous		0.9		0.4
Allowance for Uncollectible Accounts		(0.4)		(0.2)
Total Accounts Receivable		138.9		112.3
Materials and Supplies		45.9		61.5
Emission Allowances		20.4		24.6
Risk Management Assets – Nonaffiliated		0.2		0.0
Prepayments and Other Current Assets		11.0		12.9
TOTAL CURRENT ASSETS		270.9		573.2
Property, Plant and Equipment
Transmission		2,319.2		2,235.6
Distribution		4,457.2		4,287.7
Other Property, Plant and Equipment		443.7		408.2
Construction Work in Progress		221.5		171.9
Total Property, Plant and Equipment		7,441.6		7,103.4
Accumulated Depreciation and Amortization		2,116.0		2,048.7
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		5,325.6		5,054.7
Other Noncurrent Assets
Notes Receivable - Affiliated		32.3		32.3
Regulatory Assets		1,107.5		1,113.0
Securitized Assets		62.1		85.9
Long-term Risk Management Assets		0.0		19.2
Deferred Charges and Other Noncurrent Assets		295.5		259.6
TOTAL OTHER NONCURRENT ASSETS		1,497.4		1,510.0
TOTAL ASSETS		7,093.9		7,137.9
Current Liabilities
Accounts Payable		175.4		156.4
Affiliated Companies		95.6		88.7
Short-term Debt:
Long-term Debt Due Within One Year		46.4		395.9
Risk Management Liabilities		5.9		3.6
Customer Deposits		71.0		65.4
Accrued Taxes		520.3		528.3
Accrued Interest		31.2		33.0
Obligations Under Capital Leases		4.2		3.9
Regulatory Liability for Over-Recovered Fuel Costs		4.2		27.6
Other Current Liabilities		236.0		154.3
TOTAL CURRENT LIABILITIES		1,181.8		1,425.6
Noncurrent Liabilities
Long-term Debt		1,717.5		1,761.8
Long-term Risk Management Liabilities		113.1		0.0
Deferred Income Taxes		1,346.1		1,383.2
Regulatory Liabilities and Deferred Investment Tax Credits		506.2		514.2
Employee Benefits and Pension Obligations		27.8		35.8
Obligations Under Capital Leases		8.1		9.3
Deferred Credits and Other Noncurrent Liabilities		83.9		30.7
TOTAL NONCURRENT LIABILITIES		3,794.6		3,725.7
TOTAL LIABILITIES		4,976.4		5,151.3
Rate Matters
Commitments and Contingencies
Equity
Common Stock		321.2		321.2
Paid-in Capital		838.8		838.8
Retained Earnings		954.5		822.3
Accumulated Other Comprehensive Income (Loss)		3.0		4.3
TOTAL EQUITY		2,117.5		1,986.6
TOTAL LIABILITIES AND EQUITY		7,093.9		7,137.9
Public Service Co Of Oklahoma [Member]
Current Assets
Cash and Cash Equivalents		1.5		1.4
Advances to Affiliates		0.0		80.6
Accounts Receivable:
Customers		27.5		26.0
Affiliated Companies		26.8		20.8
Miscellaneous		4.4		3.3
Allowance for Uncollectible Accounts		(0.2)		(0.6)
Total Accounts Receivable		58.5		49.5
Fuel		22.9		17.6
Materials and Supplies		44.6		51.9
Risk Management Assets – Nonaffiliated		0.8		0.6
Accrued Tax Benefits		27.3		37.3
Regulatory Asset for Under-Recovered Fuel Costs		33.8		0.0
Prepayments and Other Current Assets		6.0		6.5
TOTAL CURRENT ASSETS		195.4		245.4
Property, Plant and Equipment
Generation		1,559.3		1,302.6
Transmission		832.8		815.4
Distribution		2,322.4		2,206.7
Other Property, Plant and Equipment		233.2		405.7
Construction Work in Progress		148.2		315.3
Total Property, Plant and Equipment		5,095.9		5,045.7
Accumulated Depreciation and Amortization		1,272.7		1,352.5
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		3,823.2		3,693.2
Other Noncurrent Assets
Regulatory Assets		340.2		214.8
Employee Benefits and Pension Assets		10.4		10.6
Deferred Charges and Other Noncurrent Assets		10.0		6.4
TOTAL OTHER NONCURRENT ASSETS		360.6		231.8
TOTAL ASSETS		4,379.2		4,170.4
Current Liabilities
Advances from Affiliates		52.0		0.0
Accounts Payable		116.3		108.2
Affiliated Companies		56.2		51.5
Short-term Debt:
Long-term Debt Due Within One Year		0.5		275.4
Risk Management Liabilities		0.0		0.2
Customer Deposits		49.7		50.3
Accrued Taxes		21.0		23.6
Accrued Interest		13.9		15.1
Obligations Under Capital Leases		4.1		3.7
Regulatory Liability for Over-Recovered Fuel Costs		0.0		76.1
Provision for Refund		46.1		0.0
Other Current Liabilities		47.8		64.4
TOTAL CURRENT LIABILITIES		403.5		664.8
Noncurrent Liabilities
Long-term Debt		1,285.5		1,010.7
Deferred Income Taxes		1,058.8		971.8
Regulatory Liabilities and Deferred Investment Tax Credits		339.7		335.1
Asset Retirement Obligations		52.8		39.9
Employee Benefits and Pension Obligations		13.6		14.5
Obligations Under Capital Leases		9.8		10.9
Deferred Credits and Other Noncurrent Liabilities		11.2		13.7
TOTAL NONCURRENT LIABILITIES		2,761.6		2,385.7
TOTAL LIABILITIES		3,165.1		3,050.5
Rate Matters
Commitments and Contingencies
Equity
Common Stock		157.2		157.2
Paid-in Capital		364.0		364.0
Retained Earnings		689.5		594.5
Accumulated Other Comprehensive Income (Loss)		3.4		4.2
TOTAL EQUITY		1,214.1		1,119.9
TOTAL LIABILITIES AND EQUITY		4,379.2		4,170.4
Southwestern Electric Power Co [Member]
Current Assets
Cash and Cash Equivalents		10.3		5.2
Advances to Affiliates		169.8		2.0
Accounts Receivable:
Customers		48.5		40.2
Affiliated Companies		29.3		22.0
Miscellaneous		17.5		27.1
Allowance for Uncollectible Accounts		(1.2)		(0.9)
Total Accounts Receivable		94.1		88.4
Fuel		107.1		142.1
Materials and Supplies		68.4		71.5
Risk Management Assets – Nonaffiliated		0.9		0.8
Accrued Tax Benefits		51.5		0.0
Regulatory Asset for Under-Recovered Fuel Costs		8.4		4.1
Prepayments and Other Current Assets		35.5		21.2
TOTAL CURRENT ASSETS		546.0		335.3
Property, Plant and Equipment
Generation		4,607.6		3,943.5
Transmission		1,584.2		1,387.8
Distribution		2,020.6		1,957.3
Other Property, Plant and Equipment		670.4		883.5
Construction Work in Progress		113.8		751.3
Total Property, Plant and Equipment		8,996.6		8,923.4
Accumulated Depreciation and Amortization		2,567.1		2,602.3
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		6,429.5		6,321.1
Other Noncurrent Assets
Regulatory Assets		551.2		415.8
Deferred Charges and Other Noncurrent Assets		99.9		75.8
TOTAL OTHER NONCURRENT ASSETS		651.1		491.6
TOTAL ASSETS		7,626.6		7,148.0
Current Liabilities
Advances from Affiliates		0.0		58.3
Accounts Payable		117.5		150.4
Affiliated Companies		68.5		78.8
Short-term Debt:
Long-term Debt Due Within One Year		353.7		3.3
Risk Management Liabilities		0.3		3.1
Customer Deposits		62.1		61.4
Accrued Taxes		40.9		58.3
Accrued Interest		45.1		43.0
Obligations Under Capital Leases		11.8		21.9
Regulatory Liability for Over-Recovered Fuel Costs		3.8		8.4
Other Current Liabilities		83.9		110.7
TOTAL CURRENT LIABILITIES		783.8		589.2
Noncurrent Liabilities
Long-term Debt		2,325.4		2,270.2
Long-term Risk Management Liabilities		0.0		2.1
Deferred Income Taxes		1,606.9		1,399.8
Regulatory Liabilities and Deferred Investment Tax Credits		438.9		448.8
Asset Retirement Obligations		147.1		117.5
Employee Benefits and Pension Obligations		34.1		25.8
Obligations Under Capital Leases		65.5		75.6
Deferred Credits and Other Noncurrent Liabilities		9.7		49.3
TOTAL NONCURRENT LIABILITIES		4,627.6		4,389.1
TOTAL LIABILITIES		5,411.4		4,978.3
Rate Matters
Commitments and Contingencies
Equity
Common Stock		135.7		135.7
Paid-in Capital		676.6		676.6
Retained Earnings		1,411.9		1,366.3
Accumulated Other Comprehensive Income (Loss)		(9.4)		(9.4)
TOTAL COMMON SHAREHOLDER'S EQUITY		2,214.8		2,169.2
Noncontrolling Interests		0.4		0.5
TOTAL EQUITY		2,215.2		2,169.7
TOTAL LIABILITIES AND EQUITY		$ 7,626.6		$ 7,148.0

[1]	Amount excludes $1.8 billion of Property, Plant and Equipment - Net classified as Assets Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.
[2]	Amount of securitized debt for receivables as accounted for under the “Transfers and Servicing” accounting guidance.